Property and Equipment, net	12 Months Ended
Dec. 31, 2011
Property and Equipment, net
Property and Equipment, net

8.  Property and Equipment, net

Property and equipment, net, consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Computer and software	20,729	41,121
Furniture, fixtures and other equipment	2,170	2,594
Motor vehicles	––	407
Leasehold improvements	1,190	2,367
	24,089	46,489
Less: accumulated depreciation and amortization	(9,060)	(18,890)
Property and equipment, net	15,029	27,599

For the years ended December 31, 2009, 2010 and 2011, depreciation and amortization expenses for the property and equipment amount to RMB2,415, RMB3,939 and RMB9,830, respectively.